UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 89.3%
Consumer Discretionary 3.9%
Diversified Consumer Services 0.2%
LifeLock, Inc.*	130,000	1,478,100
Internet & Catalog Retail 3.7%
Amazon.com, Inc.*	22,800	6,867,816
Priceline.com, Inc.* (a)	18,100	15,849,627

		22,717,443
Health Care 0.6%
Health Care Technology
HealthStream, Inc.* (a)	117,000	3,685,500
Industrials 0.7%
Professional Services
WageWorks, Inc.*	129,000	4,356,330
Information Technology 84.1%
Communications Equipment 8.5%
Ciena Corp.* (a)	334,000	7,368,040
Cisco Systems, Inc.	821,284	20,983,806
QUALCOMM, Inc.	368,454	23,783,706

		52,135,552
Computers & Peripherals 8.7%
Apple, Inc.	65,100	29,457,750
EMC Corp.	863,800	22,588,370
SanDisk Corp.*	20,300	1,118,936

		53,165,056
Electronic Equipment, Instruments & Components 0.7%
Neonode, Inc.* (a)	566,250	4,411,087
Internet Software & Services 20.9%
ChannelAdvisor Corp.*	12,479	245,087
Cornerstone OnDemand, Inc.* (a)	115,000	5,064,600
eBay, Inc.*	277,810	14,359,999
Equinix, Inc.* (a)	23,700	4,250,595
Facebook, Inc. "A"*	95,000	3,498,850
Google, Inc. "A"*	80,761	71,683,464
IAC/InterActiveCorp.	251,500	12,728,415
LinkedIn Corp. "A"*	27,000	5,502,330
Saba Software, Inc.*	113,000	1,130,000
Telecity Group PLC	412,416	5,587,714
Textura Corp.* (a)	93,080	2,807,293
Yahoo!, Inc.*	61,400	1,724,726

		128,583,073
IT Services 15.1%
Accenture PLC "A"	85,200	6,288,612
Alliance Data Systems Corp.* (a)	22,500	4,450,050
Cognizant Technology Solutions Corp. "A"*	189,000	13,681,710
EPAM Systems, Inc.* (a)	210,500	6,093,975
Fiserv, Inc.*	70,900	6,823,416
International Business Machines Corp.	50,700	9,888,528
InterXion Holding NV*	174,210	4,384,866
MasterCard, Inc. "A"	12,700	7,754,747
Teradata Corp.* (a)	224,600	13,278,352
Visa, Inc. "A" (a)	112,100	19,842,821

		92,487,077
Semiconductors & Semiconductor Equipment 12.4%
Ambarella, Inc.* (a)	242,000	4,017,200
Applied Materials, Inc.	340,700	5,556,817
Avago Technologies Ltd.	143,572	5,266,221
Broadcom Corp. "A"	76,500	2,109,105
Cavium, Inc.* (a)	124,500	4,551,720
Fairchild Semiconductor International, Inc.* (a)	43,112	544,073
Integrated Device Technology, Inc.* (a)	406,100	3,658,961
Intel Corp. (a)	71,700	1,670,610
Lam Research Corp.* (a)	126,000	6,201,720
LSI Corp.*	558,000	4,341,240
MA-COM Technology Solutions Holdings, Inc.* (a)	243,510	3,903,465
MaxLinear, Inc. "A"* (a)	434,700	3,012,471
Microchip Technology, Inc. (a)	94,800	3,767,352
Micron Technology, Inc.* (a)	377,000	4,995,250
NXP Semiconductors NV*	233,550	7,625,408
Semtech Corp.*	123,000	3,720,750
Teradyne, Inc.* (a)	173,000	2,852,770
Texas Instruments, Inc. (a)	102,300	4,010,160
Xilinx, Inc. (a)	94,000	4,388,860

		76,194,153
Software 17.8%
Allot Communications Ltd.* (a)	208,000	3,043,040
ANSYS, Inc.*	42,300	3,377,232
Bottomline Technologies de, Inc.* (a)	100,000	2,907,000
Cadence Design Systems, Inc.* (a)	598,000	8,718,840
Check Point Software Technologies Ltd.* (a)	54,700	3,080,157
Citrix Systems, Inc.*	67,600	4,868,552
Gigamon, Inc.* (a)	16,667	596,012
Imperva, Inc.* (a)	106,340	5,382,931
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	0
Microsoft Corp.	875,600	27,870,348
Oracle Corp.	773,800	25,032,430
PTC, Inc.*	177,000	4,793,160
QLIK Technologies, Inc.*	118,438	3,709,478
Salesforce.com, Inc.* (a)	159,600	6,982,500
ServiceNow, Inc.* (a)	80,000	3,486,400
Tangoe, Inc.* (a)	80,000	1,444,800
TIBCO Software, Inc.*	155,300	3,873,182

		109,166,062

Total Common Stocks (Cost $312,902,935)		548,379,433
Other Investments 0.5%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,540,120
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	132,880
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	726,685
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	58,440
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	482,310
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	37,694

Total Other Investments (Cost $15,753,474)		2,978,129
Securities Lending Collateral 22.8%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $140,056,469)	140,056,469	140,056,469
Cash Equivalents 9.1%
Central Cash Management Fund, 0.05% (c) (Cost $55,741,020)	55,741,020	55,741,020

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $524,453,898) †	121.7	747,155,051
Other Assets and Liabilities, Net (a)	(21.7)	(133,382,544)

Net Assets	100.0	613,772,507

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $523,609,000.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $223,546,051.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $245,803,030 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,256,979.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is pending sale, that is also on loan. The value of securities loaned at July 31, 2013 amounted to $135,329,592 which is 22.0% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,116,717	1,540,120	0.25
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	132,880	0.02
Alloy Ventures 2000 LP **	April 2000 to August 2007	4,373,336	726,685	0.12
Asset Management Association 1998 LP **	December 1998 to November 2001	2,556,140	58,440	0.01
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	482,310	0.08
Med Venture Associates III LP **	September 1998 to May 2006	1,182,929	37,694	0.01
Total Restricted Securities		15,753,474	2,978,129	0.49

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

NASDAQ 100 E-Mini Index	USD	9/20/2013	645	39,770,700	1,633,280

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$24,195,543	$—	$—	$24,195,543
Health Care	3,685,500	—	—	3,685,500
Industrials	4,356,330	—	—	4,356,330
Information Technology	510,554,346	5,587,714	0	516,142,060
Other Investments	—	—	2,978,129	2,978,129
Short-Term Investments (e)	195,797,489	—	—	195,797,489
Derivatives (f)
Futures Contracts	1,633,280	—	—	1,633,280

Total	$740,222,488	$5,587,714	$2,978,129	$748,788,331

During the period ended July 31, 2013, the amount of transfers between Level 1 and Level 3 was $5,511. The investment was transferred from Level 1 to Level 3 as a result of delisting on a securities exchange.
Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,633,280

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013